RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
22.	RELATED PARTY TRANSACTIONS

Major related parties that transacted with the Group and their respective relationship to the Group listed as below:

Name of the related parties	Relationship
Mr. Kai Sun	Founding Shareholder
Mr. Yifan Li	Founding Shareholder
Mr. Shaoqing Xiang	Founding Shareholder
Mr. Minglie Hu	Shareholder
Mr. Min Ai	Shareholder
Shanghai Leyi Technology L.P.	An affiliate of the shareholder of the Group

For the years ended December 31, 2022, 2023 and 2024, significant related party transactions were as follows:

	For year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Payment for equity acquisition consideration
Founding Shareholders and certain shareholders	—	17,506	—
Total	—	17,506	—

	For year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Subscription consideration received from shareholders
Founding Shareholders and certain shareholders	—	17,506	—
Total	—	17,506	—

The balances due to related parties of financing are as follows:

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
Amounts due to related parties, net of allowance
Founding Shareholders and certain shareholders	334,283	326,028	326,256
An affiliate of the shareholder of the Group	—	14,023	8,997
Total	334,283	340,051	335,253

In May 2021, as an integrated step of the 2021 Reorganization, in order to comply with certain PRC foreign currency control rules and regulations, the Founding Shareholders and certain investors are in the process of applying for permissions to pay the subscription consideration to the Company. Once they obtained the approval to pay the subscription receivables at Cayman Company level, the Group will then settle the consideration payable for the acquisition of their equity interests in Shanghai Hesai to facilitate their payment of the subscription receivable for the ordinary shares of the Company as part of the reorganization. In December 2023, the Group settled the consideration payable of RMB17,506 to one shareholder, and subscription receivable of this shareholder of RMB17,506 was received at Cayman Company level.